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                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 Form 13F

                            Form 13F COVER PAGE

      Report for the Calendar Year or Quarter Ended: 03/31/05
                                                   --------------
      Check here if Amendment [ ]; Amendment Number:
                                                   --------------
       This Amendment (Check only one.):     [ ] is a restatement.
                                             [ ] adds new holdings
                                                  entries.
      Institutional Investment Manager Filing this Report:

      Name:    Timeless Investment Management & Research, LLC
               ---------------------------------------------
      Address: 150 N. Michigan Ave.
               ---------------------------------------------
               32nd Floor
               ---------------------------------------------
               Chicago, IL 60601
               ---------------------------------------------

      Form 13F File Number:  28-10318
                               -----------------
      The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

      Person Signing this Report on Behalf of Reporting Manager:

      Name:    Patrick J. Wolcott
               ---------------------------------------------
      Title:   Principal
               ---------------------------------------------
      Phone:   (312) 233-9932
               ---------------------------------------------

      Signature, Place, and Date of Signing

      /s/ Patrick J. Wolcott    Chicago, Illinois            May 6, 2005
      ------------------------ ----------------------------- ----------------
      [Signature]              [City, State]                 [Date]

      Report Type (Check only one.):

      [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

      [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

      [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                          0
                                              ---------------
Form 13F Information Table Entry Total:                    33
                                              ---------------
Form 13F Information Table Value Total:       $240,796,882.75
                                              ---------------
                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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                                    FORM 13 F

 Name of Reporting Manager: Timeless Investment Management & Research, LLC, 1Q05


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                                                                           Investment Discretion           Voting Authority (Shares)
                                                                           ---------------------      Man- -------------------------
                                                                                   (b)                agers
                          Title                  Fair            Shares of         Shared- As (c)     See
                          of                     Market          Principal (a)     Defined in Shared- Instr. (a)     (b)    (c)
Name of Issuer            Class        CUSIP     Value           Amount    Sole    Instr. V   Other   V      Sole    Shared None
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
Common:
Advo Inc                               007585102 $   9,433,655.00   251,900  251,900                          33,400         218,500
BJs Whsl Club                          05548J106 $   6,736,914.00   216,900  216,900                          28,700         188,200
BOK Finl Corp                          05561Q201 $   5,706,264.96   140,272  140,272                          18,587         121,685
Bearing Point                          074002106 $   8,145,576.00   928,800  928,800                         123,000         805,800
Bob Evans Farms                        096761101 $   8,592,080.00   366,400  366,400                          48,600         317,800
COHU Inc                               192576106 $   7,528,400.00   472,000  472,000                          62,400         409,600
Callaway Golf Co                       131193104 $   9,715,200.00   759,000  759,000                         100,500         658,500
Catalina Marketing Corp                148867104 $   5,604,760.00   216,400  216,400                          28,700         187,700
Dentsply International                 249030107 $   6,823,014.00   125,400  125,400                          16,500         108,900
Devry Inc                              251893103 $  11,353,892.00   600,100  600,100                          79,700         520,400
Entegris                               29362U104 $   8,246,282.00   833,800  833,800                         110,100         723,700
HNI Corp                               404251100 $   6,715,530.00   149,400  149,400                          19,700         129,700
IDEX Corp                              45167R104 $   6,591,172.50   163,350  163,350                          21,500         141,850
Insight Enterprises                    45765U103 $   6,804,500.00   387,500  387,500                          51,200         336,300
Invacare Corp                          461203101 $   6,783,760.00   152,000  152,000                          20,200         131,800
Kaydon Corp                            486587108 $   7,564,260.00   240,900  240,900                          31,800         209,100
Keane Inc Com                          486665102 $   6,434,214.00   493,800  493,800                          65,400         428,400
Leapfrog Enterprises                   52186N106 $   8,472,775.00   746,500  746,500                          98,900         647,600
Littelfuse                             537008104 $   5,784,435.00   201,900  201,900                          26,700         175,200
National Instruments Corp              636518102 $   7,647,035.00   282,700  282,700                          37,500         245,200
Nordson                                655663102 $   5,257,896.00   142,800  142,800                          18,800         124,000
Oshkosh B'Gosh                         688222207 $   5,310,050.00   174,100  174,100                          23,100         151,000
Perrigo Co                             714290103 $   7,688,725.00   401,500  401,500                          53,000         348,500
Plexus Corp                            729132100 $   7,883,199.00   684,900  684,900                          90,700         594,200
Reebok International                   758110100 $   7,858,820.00   177,400  177,400                          23,500         153,900
Renaissance Learning                   75968L105 $   6,358,231.04   371,392  371,392                          49,100         322,292
Roper Inds                             776696106 $   6,543,450.00    99,900   99,900                          13,100          86,800
Superior Inds                          868168105 $   5,036,387.00   190,700  190,700                          25,400         165,300
Tetra Tech                             88162G103 $   7,392,796.00   585,800  585,800                          77,500         508,300
Valassis Communications                918866104 $   8,418,368.00   240,800  240,800                          32,000         208,800
Wendy's International                  950590109 $   7,417,600.00   190,000  190,000                          25,200         164,800
Werner Enterprises                     950755108 $   8,379,673.25   431,275  431,275                          57,100         374,175
X-Rite                                 983857103 $   6,567,968.00   436,700  436,700                          57,800         378,900


                          Subtotal Common        $ 240,796,882.75
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Preferred:

                          Subtotal Preferred     $              -

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                          Grand Total            $ 240,796,882.75
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